UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6629

Managed Municipals Portfolio Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

MANAGED MUNICIPALS PORTFOLIO INC.

FORM N-Q

FEBRUARY 28, 2005

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited)	February 28, 2005

Face Amount	Rating(a)	Security	Value
MUNICIPAL BONDS AND NOTES — 100.0%

Alabama — 3.7%
$24,510,000	AAA	Jefferson County, AL Sewer Revenue, Capital Improvement Warrants (Call 2/1/09 @ 101), Series A, FGIC-Insured, 5.375% due 2/1/36 (c)	$26,984,775

Alaska — 0.1%
600,000	A-1+	Valdez, AK Marine Terminal Revenue Refunding (BP Pipelines Inc. Project), 1.810% due 7/1/37 (d)	600,000

Arizona — 1.6%
		Arizona State University, COP, (2002 Project), MBIA-Insured:
1,500,000	AAA	5.100% due 7/1/24	1,586,250
1,000,000	AAA	5.125% due 7/1/26	1,057,120
4,000,000	AAA	Mesa, AZ IDA, Discovery Health System, Series A, MBIA-Insured, 5.625% due 1/1/29	4,332,080
3,000,000	AAA	Phoenix, AZ Civic Improvement Corp. Airport Revenue, Sr. Lien, Series B, FGIC-Insured, 5.250% due 7/1/22 (e)	3,163,830
1,000,000	AA+	Phoenix, AZ GO, Series B, 5.000% due 7/1/27	1,041,630
200,000	A-1+	Phoenix, AZ IDA Revenue (Valley of the Sun YMCA Project), 1.800% due 1/1/31 (d)	200,000

			11,380,910

California — 9.7%
7,040,000	Ba1*	California Educational Facilities Authority Revenue (Pooled College & University Project), Series A (Call 7/1/08 @ 101), 5.625% due 7/1/23 (c)	6,710,669
6,000,000	A3*	California Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center, Series A, 6.250% due 12/1/34	6,594,660

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value

California — 9.7% (continued)
$ 5,000,000	AAA	California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25	$5,271,150
5,000,000	AAA	California State Department of Veterans Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27	5,152,050
200,000	A-1+	California State Department of Water Resources Supply Revenue, Series B-6, 1.770% due 5/1/22 (d)	200,000
300,000	VMIG 1*	California Statewide Communities Development Authority Revenue, North Peninsula Jewish Community Center, 1.760% due 7/1/34 (d)	300,000
7,375,000	AAA	Garden Grove, CA Agency for Community Development, Tax Allocation, AMBAC-Insured, 5.000% due 10/1/29 (b)	7,688,069
		Golden State Tobacco Securitization Corp., CA Tobacco Settlement Revenue:
4,000,000	A-	Enhanced, Asset Backed, Series B, 5.625% due 6/1/20	4,228,760
6,000,000	BBB	Series 2003-A-1, 6.750% due 6/1/39	6,288,600
7,000,000	AAA	Los Angeles County, CA COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, 5.250% due 11/1/33 (b)	7,359,310
3,340,000	AAA	Rancho Cucamonga, CA Redevelopment Agency Tax Allocation (Rancho Redevelopment Project), MBIA-Insured, 5.125% due 9/1/30	3,477,408
2,750,000	AAA	Sacramento County, CA COP (Public Facilities Project), MBIA-Insured, 5.375% due 2/1/19	2,932,957
5,000,000	AAA	San Diego, CA Unified School District, Series E, FSA-Insured, 5.000% due 7/1/28	5,235,400
3,000,000	AAA	San Jose, CA Airport Revenue, Series D, MBIA-Insured, 5.000% due 3/1/28	3,125,730
3,000,000	AAA	San Mateo County Community College District, COP, MBIA-Insured, 5.000% due 10/1/25	3,170,580

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value

California — 9.7% (continued)
$ 2,500,000	AAA	Santa Clara, CA Redevelopment Agency, Tax Allocation (Bayshore North Project), MBIA-Insured, 5.000% due 6/1/23	$2,645,150
1,000,000	AA-	Sutter Health, Series A, 6.250% due 8/15/35	1,131,930

			71,512,423

Colorado — 7.6%
4,000,000	AAA	Arapahoe County, CO Capital Improvement Trust Fund, Public Highway Authority Revenue, Series E-470, Remarketed 8/13/95, (Call 8/31/05 @ 103), 7.000% due 8/31/26 (c)(f)	4,216,120
1,000,000	A	Aspen, CO Sales Tax Revenue, 5.400% due 11/1/19	1,077,000
4,000,000	AAA	Colorado Educational & Cultural Facilities Authority Revenue Refunding (University of Denver Project), AMBAC-Insured, 5.375% due 3/1/23	4,279,560
4,000,000	AAA	Colorado Health Facilities Authority Revenue, Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (g)	4,184,080
		Denver, CO City & County Airport Revenue, Series C:
10,945,000	A	6.125% due 11/15/25 (b)(e)(g)	13,063,405
13,630,000	A	Unrefunded Balance, 6.125% due 11/15/25 (b)(e)	13,711,235
2,000,000	AAA	Denver, CO City & County COP, Series B, AMBAC-Insured (Call 12/1/10 @ 101), 5.500% due 12/1/25 (c)	2,261,820
1,700,000	AAA	El Paso County, CO COP (Detention Facility Project), Series B, AMBAC-Insured, 5.000% due 12/1/23	1,789,012
		Garfield County, CO School District No. 2, GO, FSA-Insured:
2,300,000	Aaa*	5.000% due 12/1/23	2,420,428
1,000,000	Aaa*	5.000% due 12/1/25	1,046,970
7,320,000	AAA	University of Colorado COP, Master Lease Purchase Agreement, Series A, AMBAC-Insured, 5.000% due 6/1/28 (b)	7,615,289

			55,664,919

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
Connecticut — 1.1%
		Connecticut State, GO, Series B:
$ 4,490,000	AA	5.500% due 6/15/21	$5,016,812
1,600,000	AA	5.000% due 6/15/22	1,693,920
1,000,000	AAA	Connecticut State Health & Education Authority Revenue (Child Care Facilities Project), Series C, AMBAC-Insured, 5.625% due 7/1/29	1,089,970

			7,800,702

Delaware — 1.5%
10,000,000	AAA	Delaware State EDA PCR, Public Education Refunding (Delmarva Project), Series B, AMBAC-Insured, 5.200% due 2/1/19 (b)	10,793,100

Florida — 3.3%
5,000,000	AAA	Florida State Board of Education GO, Public Education Refunding, Series B, FSA-Insured, 5.000% due 6/1/24	5,263,250
3,000,000	AAA	Florida State Board of Education Capital Outlay GO, Series A, 5.125% due 6/1/21	3,226,680
1,465,000	AAA	Florida State Department of Transportation, GO (Right of Way Project), FGIC-Insured, 5.000%, due 7/1/25	1,548,666
6,500,000	BB+	Martin County, FL IDA (Indiantown Cogeneration Project), Series A, 7.875% due 12/15/25 (e)	6,671,925
1,290,000	AAA	Miami Beach, FL Stormwater Revenue, FGIC-Insured, 5.375% due 9/1/30	1,382,570
2,000,000	Aaa*	Orange County, FL School Board COP, Series A, MBIA-Insured, 5.250% due 8/1/23	2,149,660
1,100,000	VMIG 1*	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 1.800% due 7/1/37 (d)	1,100,000
2,500,000	Aaa*	South Brevard, FL Recreational Facilities Improvement, Special District, AMBAC-Insured, 5.000% due 7/1/20	2,629,550

			23,972,301

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
Georgia — 2.0%
$ 6,000,000	AAA	Augusta, GA Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	$6,461,220
100,000	A-1+	Burke County, GA Development Authority PCR, Oglethorpe Power Corp., Series A, AMBAC-Insured, 1.830% due 1/1/20 (d)	100,000
400,000	A-1+	Monroe County, GA Development Authority PCR, Oglethorpe Power Corp., AMBAC-Insured, 1.830% due 1/1/22 (d)	400,000
		Private Colleges & Universities Authority Revenue (Mercer University Project):
2,180,000	Baa1*	5.750% due 10/1/21	2,373,933
		Refunding, Series A:
2,000,000	Baa1*	5.250% due 10/1/25	2,041,120
1,000,000	Baa1*	5.375% due 10/1/29	1,023,570
2,000,000	NR	Savannah, GA EDA Revenue (College of Arts & Design Inc. Project), (Call 10/1/09 @102), 6.900% due 10/1/29 (c)	2,334,220

			14,734,063

Hawaii — 0.6%
4,000,000	AAA	Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A, 5.100% due 3/1/14 (g)	4,297,800

Illinois — 4.2%
4,095,000	AAA	Chicago, IL Refunding GO, Series D, FGIC-Insured, 5.500% due 1/1/35	4,427,678
7,400,000	AAA	Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, (Call 1/1/11 @ 101), 5.500% due 1/1/31 (b)(c)	8,359,484
2,500,000	NR	Illinois Finance Authority Revenue (Jewish Federation of Metropolitan Chicago Projects), AMBAC-Insured, 1.800% due 9/1/32 (d)	2,500,000
		Illinois Health Facilities Authority Revenue:
1,800,000	A-1+	(University of Chicago Hospital Project), Series C, MBIA-Insured, 1.830% due 8/15/26 (d)	1,800,000

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
Illinois — 4.2% (continued)
$ 8,000,000	A	OFS Healthcare System, 6.250% due 11/15/29 (b)	$8,567,120
5,000,000	AAA	Illinois State GO, First Series, MBIA-Insured (Call 6/1/10 @ 100), 5.625% due 6/1/25 (c)	5,601,350

			31,255,632

Indiana — 0.5%
3,000,000	BBB+	Indiana State Development Financing Authority Revenue, Refunding (USX Corp. Project), 5.250% due 12/1/22	3,280,230

Kansas — 0.8%
4,900,000	A-1+	Kansas State Department of Transportation Highway Revenue, Refunded, Series C-3, 1.820% due 9/1/19 (d)	4,900,000
1,250,000	AAA	Scott County, KS GO, Refunding USD No. 446, FGIC-Insured, 5.000% due 9/1/22	1,320,313

			6,220,313

Kentucky — 0.3%
2,450,000	VMIG 1*	Breckinridge County, KY Association of Counties Leasing Trust Lease Program Revenue, Series A, 1.800% due 2/1/32 (d)	2,450,000

Maine — 0.3%
2,085,000	AA+	Maine State Housing Authority Mortgage Revenue, Series C, 5.300% due 11/15/23	2,130,787

Maryland — 1.3%
		Baltimore, MD Project Revenue Refunding (Wastewater Projects), Series A, FGIC-Insured:
2,500,000	AAA	5.125% due 7/1/32	2,631,525
3,385,000	AAA	5.200% due 7/1/32	3,602,994
3,075,000	AA-	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins Hospital Issue, 5.000% due 11/15/26	3,182,225

			9,416,744

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
Massachusetts — 4.9%
$ 2,000,000	Ba3*	Boston, MA Industrial Development Financing Authority, Sr. Revenue Bonds (Cross-Town Center Project), 6.500% due 9/1/35 (e)	$1,958,460
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Sr. Series A, (Call 7/1/10 @ 100):
2,430,000	AAA	5.500% due 7/1/30 (c)	2,699,147
570,000	AAA	Refunded Balance, 5.500% due 7/1/30	636,091
1,125,000	Aaa*	Massachusetts Development Finance Agency Revenue, Merrimack College Issue, MBIA-Insured, 5.200% due 7/1/32	1,195,987
		Massachusetts Health & Educational Facilities Authority Revenue:
1,000,000	VMIG 1*	Capital Asset Program, Series E, 1.830% due 1/1/35 (d)	1,000,000
1,850,000	AAA	University of Massachusetts Issue, Series C, FGIC-Insured, 5.125% due 10/1/27	1,950,196
		Massachusetts State GO, Consolidated Loan of 2002, Series C, (Call 11/1/12 @ 100):
10,950,000	AA	5.250% due 11/1/30 (b)(c)	12,165,231
6,050,000	AA	Refunded Balance, 5.250% due 11/1/30	6,721,429
5,000,000	AAA	Massachusetts State Special Obligation Revenue, Consolidated loan of 2002, Series A, FGIC-Insured, (Call 6/1/12 @ 100), 5.000% due 6/1/21 (c)	5,516,400
2,000,000	AAA	University of Massachusetts Building Authority Project Revenue Refunding Sr. Series 2004-1, AMBAC-Insured, 5.250% due 11/1/25	2,171,860

			36,014,801

Michigan — 3.3%
5,000,000	AA+	East Lansing, MI School District GO, Q-SBLF-Insured, (Call 5/1/10 @ 100), 5.625% due 5/1/30 (c)	5,443,250

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
Michigan — 3.3% (continued)
		Michigan State COP, AMBAC-Insured:
$ 2,345,000	AAA	5.500% due 6/1/19 (f)	$2,553,728
6,000,000	AAA	5.500% due 6/1/27	6,483,480
2,500,000	AA-	Michigan State Hospital Finance Authority Revenue Refunding, Trinity Health Credit, Series C, 5.375% due 12/1/23	2,631,500
6,400,000	A-1+	Michigan State University Revenues, Series A, 1.800% due 8/15/32 (d)	6,400,000
1,100,000	A-1+	Northern Michigan University Revenues, FGIC-Insured, 1.800% due 6/1/31 (d)	1,100,000

			24,611,958

Minnesota — 2.2%
1,500,000	AAA	Dakota County, MN Community Development Agency, MFH Revenue Refunding, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	1,571,610
7,000,000	A-	Minneapolis, MN Healthcare System Revenue, Allina Health System, Series A, 6.000% due 11/15/23 (b)	7,777,350
		Minneapolis & St. Paul, MN Community Airport Revenue, FGIC-Insured:
2,000,000	AAA	Series A, 5.125% due 1/1/25	2,089,680
4,000,000	AAA	Sub-Series C, 5.250% due 1/1/26	4,236,080
595,000	AA+	Minnesota State Housing Financing Agency, Single-Family Mortgage, Series I, 5.500% due 1/1/17	615,884

			16,290,604

Missouri — 3.9%
1,500,000	AAA	Greene County, MO Reorganized School District No. R-8 GO, (MO Direct Deposit Program), FSA-Insured, 5.100% due 3/1/22	1,597,920
1,000,000	A-1+	Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Series B, MBIA-Insured, 1.790% due 12/1/31 (d)	1,000,000

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
Missouri — 3.9% (continued)
$21,000,000	Aaa*	Missouri State Environmental Improvement & Energy Resource Authority (Water Pollution Revolving Funds Program), Series B, 5.000% due 1/1/24 (b)	$22,351,140
600,000	A-1+	Missouri State Health & Educational Facilities Authority Revenue, Washington University, Series A, 1.790% due 2/15/34 (d)	600,000
2,000,000	AAA	St. Louis, MO Airport Revenue, Airport Development Program, Series A, MBIA-Insured, 5.125% due 7/1/22	2,105,160
700,000	A-1+	University of Missouri, MO University Revenues, System Facilities, Series B, 1.790% due 11/1/30 (d)	700,000

			28,354,220

Montana — 1.2%
10,080,000	VMIG-1*	Montana State Board Investment Resource Recovery Revenue (Yellowstone Energy L.P. Project), 7.000% due 12/31/19 (b)(e)	8,902,051

Nebraska — 0.3%
2,400,000	NR	Lancaster County, NE Hospital Authority No 1 Hospital Revenue (Bryan Lgh Medical Center Project), AMBAC-Insured, 1.800% due 6/1/18 (d)	2,400,000

New Hampshire — 2.3%
17,100,000	A-1+	New Hampshire Health & Educational Facilities Authority Revenue, Dartmouth-Hitchcock Clinic, Series A, FSA-Insured, 1.840% due 8/1/31 (d)	17,100,000

New Jersey — 4.3%
1,000,000	BBB-	Middlesex County, NJ Pollution Control Authority Revenue Refunding, Pollution Control Financing (Amerada Hess Corp. Project), 5.750% due 9/15/32	1,052,150
		New Jersey EDA:
3,125,000	BBB	PCR Refunding (PSEG Power LLC Project), 5.000% due 3/1/12	3,292,594

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
New Jersey — 4.3% (continued)
$ 1,000,000	A+	Revenue (School Facilities-Construction), Series F, 5.000% due 6/15/28	$1,034,190
2,300,000	A-1+	New Jersey State Educational Facilities Authority Revenue, Princeton University, Series B, 1.600% due 7/1/22 (d)	2,300,000
		New Jersey Health Care Facilities Financing Authority Revenue:
3,875,000	AAA	Engelwood Hospital, FHA/MBIA-Insured, 5.000% due 8/1/23	4,098,355
8,000,000	A	Robert Wood Johnson University Hospital, 5.700% due 7/1/20 (b)	8,666,240
2,395,000	AAA	New Jersey State Highway Authority, Garden State Parkway General Revenue (Call 1/1/10 @ 101), 5.625% due 1/1/30 (c)	2,692,794
3,465,000	AAA	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue, Series D, FGIC-Insured, 4.700% due 5/1/30	3,477,613
1,350,000	A-	South Jersey Port Corp., NJ Revenue Refunding, 5.000% due 1/1/26	1,384,182
4,000,000	BBB	Tobacco Settlement Financing Corp., NJ Asset-Backed Bonds, 5.750% due 6/1/32	3,984,320

			31,982,438

New Mexico — 0.1%
1,060,000	AAA	New Mexico Mortgage Financing Authority, Single-Family Mortgage Revenue, Series D-3, 5.625% due 9/1/28 (f)	1,092,298

New York — 3.0%
		Nassau Health Care Corp., NY Health Systems Revenue, FSA-Insured (Call 8/1/09 @ 102):
2,000,000	AAA	5.500% due 8/1/19 (c)	2,245,480
3,000,000	AAA	5.750% due 8/1/29 (c)	3,399,030
6,000,000	AA+	New York City, NY Municipal Water Financing Authority, Water & Sewer System Revenue, Series D, 5.250% due 6/15/25	6,442,140

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
New York — 3.0% (continued)
		New York State Dormitory Authority Revenue:
$ 5,000,000	AAA	State University Educational Facilities, Series B, FSA-Insured (Call 5/15/10 @ 101), 5.500% due 5/15/30 (c)	$5,645,450
1,000,000	AAA	(Willow Towers Inc. Project), GNMA-Collateralized, 5.250% due 2/1/22	1,057,860
3,000,000	AAA	New York State Thruway Authority Highway & Bridge Revenue, Series B-1, FGIC-Insured, 5.400% due 4/1/17	3,251,700

			22,041,660

North Carolina — 0.8%
1,750,000	AA+	Charlotte, NC COP (Governmental Facilities Projects), Series G, 5.000% due 6/1/28	1,814,470
1,615,000	AAA	Harnett County, NC GO, Refunded Custody Receipts, AMBAC-Insured, 5.250% due 6/1/24	1,755,311
		North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue (Elizabeth City State University Housing Foundation LLC Project), Series A, AMBAC-Insured:
1,000,000	AAA	5.000% due 6/1/23	1,062,360
1,250,000	AAA	5.000% due 6/1/33	1,300,425

			5,932,566

Ohio — 9.6%
4,500,000	Aa2*	Bexley, OH City School District GO, 5.125% due 12/1/27	4,684,545
2,000,000	AAA	Canton, OH City School District GO, Series A, MBIA-Insured, 5.500% due 12/1/20	2,188,980
1,300,000	AA+	Cincinnati, OH Water System Revenue, 5.125% due 12/1/21	1,390,402
3,000,000	AAA	Cuyahoga County, OH Hospital Revenue, University Hospitals Health System Inc., AMBAC-Insured, 5.500% due 1/15/30	3,206,220
2,000,000	AAA	Hamilton County, OH Hospital Revenue, Cincinnati Childrens Hospital, Series J, FGIC-Insured, 5.250% due 5/15/23	2,174,680

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
Ohio — 9.6% (continued)
$25,000,000	Aaa*	Hamilton County, OH Sales Tax Revenue, Sub-Series B, AMBAC-Insured, 5.250% due 12/1/32 (b)	$26,575,000
7,500,000	AA-	Lorain County, OH Hospital Revenue, Catholic Healthcare Partners, 5.375% due 10/1/30 (b)	7,761,300
5,990,000	AAA	Lucas County, OH Hospital Revenue, Promedic Healthcare Obligation Group, AMBAC-Insured, 5.375% due 11/15/29	6,314,898
3,025,000	Aaa*	Muskingum County, OH GO, Refunding & County Facilities Improvement, MBIA-Insured, 5.125% due 12/1/19	3,238,383
1,375,000	AAA	Ohio State Higher Educational Facility Commission Revenue (University of Dayton Project), AMBAC-Insured, 5.500% due 12/1/25	1,506,354
2,500,000	AAA	Portage County, OH GO, MBIA-Insured, 5.250% due 12/1/17	2,701,375
1,500,000	A3*	Steubenville, OH Hospital Revenue, 6.375% due 10/1/20	1,677,270
		Summit County, OH GO, FGIC-Insured:
1,000,000	AAA	5.000% due 12/1/21	1,067,790
500,000	AAA	5.000% due 12/1/22	532,000
1,500,000	Aaa*	Trumbull County, OH GO, MBIA-Insured, 5.200% due 12/1/20	1,633,020
2,000,000	AAA	University of Cincinnati, OH General Receipts Revenue, Series A, FGIC-Insured, 5.250% due 6/1/24	2,151,280
1,500,000	AAA	Warrensville Heights, OH GO, City School District, School Improvements, FGIC-Insured, 5.625% due 12/1/20 (f)	1,667,670

			70,471,167

Oregon — 2.1%
3,210,000	AA	Clackamas County, OR Hospital Facilities Authority Revenue, Refunding Legacy Health System, 5.750% due 5/1/16	3,537,195
4,895,000	AA+	Oregon State Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/23	5,249,839

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
Oregon — 2.1% (continued)
$ 6,750,000	AA	Oregon State Veterans Welfare GO, Series 82, 5.500% due 12/1/42	$6,832,755

			15,619,789

Pennsylvania — 4.4%
735,000	A-1+	Allegheny County, PA IDA Health & Housing Facilities Revenue, Refunded Longwood, Sr. Series A, 1.840% due 7/1/27 (d)	735,000
		Pennsylvania State Higher Educational Facilities Authority Revenue:
3,000,000	BBB+	(Widener University), 5.000% due 7/15/20	3,067,740
1,900,000	A-1+	Refunded, Carnegie Mellon University, Series C, 1.790% due 11/1/29 (d)	1,900,000
700,000	A-1+	Philadelphia, PA Authority for Industrial Development Revenues, (The Fox Chase Cancer Center Project), 1.800% due 7/1/25 (d)	700,000
		State Public School Building Authority, School Revenue, (Philadelphia School District Project), FSA-Insured:
18,745,000	AAA	5.250% due 6/1/26 (b)	20,279,841
5,540,000	AAA	5.250% due 6/1/27	5,973,505

			32,656,086

Rhode Island — 0.0%
100,000	A-1+	Rhode Island State Health & Educational Building Corp. Revenue, Care New England Health System, Series A, 1.800% due 9/1/32 (d)	100,000

South Carolina — 4.6%
10,000,000	BBB+	Berkeley County, SC PCR, Refunding (SC Generating Co. Project), 4.875% due 10/1/14 (b)	10,624,800
1,000,000	A	Dorchester County, SC School District No. 2, Installment Purchase Revenue, Growth Remedy Opportunity Tax Hike, 5.250% due 12/1/29	1,036,990

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
South Carolina — 4.6% (continued)
$15,000,000	AA-	Greenville County, SC School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, 5.500% due 12/1/28 (b)	$16,138,050
		South Carolina Transportation Infrastructure Bank Revenue, Series A:
2,505,000	Aaa*	(Call 10/1/11 @ 100), AMBAC-Insured, 5.125% due 10/1/31 (c)	2,779,523
3,000,000	AAA	(Call 10/1/09 @ 101), MBIA-Insured, 5.500% due 10/1/30 (c)	3,346,050

			33,925,413

Tennessee — 2.6%
4,150,000	VMIG 1*	Clarksville County, TN Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, 1.800% due 7/1/31 (d)	4,150,000
1,150,000	NR	Hardeman County, TN Correctional Facilities Revenue, Correctional Facilities Corp., 7.750% due 8/1/17	1,201,738
6,420,000	AAA	Memphis-Shelby County, TN Sports Authority Income Revenue (Memphis Arena Project), Series A, AMBAC-Insured, 5.125% due 11/1/21	6,914,147
		Sevier County, TN Public Building Authority, Local Government Public Improvement Revenue, AMBAC-Insured:
100,000	VMIG 1*	Series IV-E-3, 1.840% due 6/1/24 (d)	100,000
3,420,000	VMIG 1*	Series IV-F-1, 1.840% due 6/1/25 (d)	3,420,000
3,000,000	AA	Tennessee State, GO Series A, (Call 3/1/10 @ 100), 5.250% due 3/1/17 (c)	3,306,540

			19,092,425

Texas — 4.5%
395,000	A-1+	Bell County, TX Health Facility Development Corp. Revenue, Scott & White Memorial Hospital, MBIA-Insured, Series B-2, 1.800% due 8/15/29 (d)	395,000

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
Texas — 4.5% (continued)
$ 1,595,000	AAA	Burleson, TX ISD, GO, PSF-Insured, 6.750% due 8/1/24	$1,685,851
		Dallas Fort Worth, TX International Airport Facility Improvement Corp. Revenue (American Airlines Inc. Project):
12,000,000	CCC	6.375% due 5/1/35 (b)(e)	7,538,040
3,000,000	CCC	Refunding, Series B, 6.050% due 5/1/29 (e)	2,934,690
		Harris County, TX Health Facilities Development Corp., Hospital Revenue:
10,000,000	A-1+	Methodist Hospital, (Call 5/6/05 @ 100), 1.800% due 12/1/32 (c)(d)	10,000,000
1,000,000	AAA	School Health Care Systems Refunding, Series B, 5.750% due 7/1/27 (g)	1,175,310
2,850,000	A-1+	St. Luke’s Episcopal Hospital Refunding, Series B, 1.880% due 2/15/31 (d)	2,850,000
		(Texas Medical Center Project):
1,075,000	A-1+	MBIA-Insured, 1.800% due 9/1/31 (d)	1,075,000
4,000,000	A-1+	Series B, FSA-Insured, 1.800% due 5/15/29 (d)	4,000,000
1,500,000	VMIG 1*	YMCA of the Greater Houston Area, 1.800% due 7/1/34 (d)	1,500,000
300,000	A-1+	Harris County, TX Industrial Development Corp. PCR (Exxon Project), 1.830% due 8/15/27 (d)(e)	300,000

			33,453,891

Virginia — 3.9%
3,000,000	BBB+	Chesapeake, VA IDA, PCR, Remarketed 11/8/02, 5.250% due 2/1/08	3,077,460
3,000,000	BBB+	Chesterfield County, VA IDA, PCR, Virginia Electric & Power Co., Series A, Remarketed 11/8/02, 5.875% due 6/1/17	3,329,400
1,500,000	AAA	Fairfax County, VA Water Authority Water Revenue, 5.000% due 4/1/26	1,594,410

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
Virginia — 3.9% (continued)
$10,000,000	AAA	Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub-Series H-1, MBIA-Insured, 5.350% due 7/1/31 (b)	$10,241,600
		Virginia State HDA MFH Revenue:
1,235,000	AAA	Series H, AMBAC-Insured, 6.300% due 11/1/15 (f)	1,263,133
		Series K:
600,000	AA+	5.800% due 11/1/10	619,350
925,000	AA+	5.900% due 11/1/11	954,508
7,000,000	BBB+	York County, VA IDA PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09 (b)	7,355,740

			28,435,601

Washington — 1.3%
22,685,000	AAA	Chelan County, WA Revenue Bonds, Public Utilities, District No. 1, Columbia River Rock, Capital Appreciation Refunding Series A, MBIA-Insured, zero coupon due 6/1/22 (b)	9,762,036
100,000	VMIG 1*	Washington State Housing Finance Commission Nonprofit Housing Revenue, Rockwood Retirement Program, Series A, 1.820% due 1/1/30 (d)	100,000

			9,862,036

West Virginia — 1.2%
		West Virginia State Housing Development Fund, Housing Finance Revenue:
3,845,000	AAA	Series B, 5.300% due 5/1/24	3,979,383
5,000,000	AAA	Series C, 5.350% due 11/1/27	5,177,200

			9,156,583

Wisconsin — 0.7%
1,280,000	AA	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Series A, 5.650% due 11/1/23	1,286,093

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Schedule of Investments (unaudited) (continued)	February 28, 2005

Face Amount	Rating(a)	Security	Value
Wisconsin — 0.7% (continued)
		Wisconsin State Health & Educational Facilities Authority Revenue:
$ 1,400,000	A-1+	Gundersen Lutheran, Series B, FSA-Insured, 1.800% due 12/1/29 (d)	$1,400,000
1,100,000	A	(Kenosha Hospital & Medical Center Project), 5.700% due 5/15/20	1,137,840
1,250,000	AAA	(The Medical College of Wisconsin Inc. Project), MBIA-Insured, 5.400% due 12/1/16	1,325,400

			5,149,333

Wyoming — 0.2%
1,300,000	P-1*	Uinta County, WYO PCR Refunding (Chevron USA Inc. Project), 1.800% due 8/15/20 (d)	1,300,000

		TOTAL INVESTMENTS — 100.0%
		(Cost — $691,492,300**)	$736,439,619

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service Inc.
(b)	All or a portion of this security is segregated by the custodian for open futures contracts commitments.
(c)	Pre-Refunded bonds are escrowed by U.S. government securities and/or U.S. government agency securities and are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
(d)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	Bonds are escrowed to maturity with U.S. government securities and are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 19 and 20 for definition of ratings and certain abbreviations.

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc. Summary of Investments by Industry*	February 28, 2005 (unaudited)

Education	17.5%
Hospitals	16.1
Transportation	13.7
General Obligation	12.6
Water and Sewer	7.1
Pollution Control	6.7
Single-Family Housing	5.1
Utilities	3.7
Tobacco	2.0
Other	15.5

Total Market Value	100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of February 28, 2005, and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG-1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

Abbreviations* (unaudited)

ABAG	— Association of Bay Area Governments
AIG	— American International Guaranty
AMBAC	— Ambac Assurance Corporation
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Notes
BIG	— Bond Investors Guaranty
CDA	— Community Development Authority
CGIC	— Capital Guaranty Insurance Company
CHFCLI	— California Health Facility Construction Loan Insurance
CONNIE LEE	— College Construction Loan Insurance Association
COP	— Certificate of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
ETM	— Escrowed to Maturity
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FLAIRS	— Floating Adjustable Interest Rate Securities
FNMA	— Federal National Mortgage Association
FRTC	— Floating Rate Trust Certificates
FSA	— Federal Savings Association
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
INFLOS	— Inverse Floaters
ISD	— Independent School District
ISO	— Independent System Operator
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
MUD	— Municipal Utilities District
MVRICS	— Municipal Variable Rate Inverse Coupon Security
PART	— Partnership Structure
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFC	— Public Finance Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Bond Loan Fund
Radian	— Radian Asset Assurance
RAN	— Revenue Anticipation Notes
RAW	— Revenue Anticipation Warrants
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
RITES	— Residual Interest Tax-Exempt Securities
SPA	— Standby Bond Purchase Agreement
SWAP	— Swap Structure
SYCC	— Structured Yield Curve Certificate
TAN	— Tax Anticipation Notes
TCRS	— Transferable Custodial Receipts
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TOB	— Tender Option Bond Structure
TRAN	— Tax and Revenue Anticipation Notes
UFSD	— Unified Free School District
UHSD	— Unified High School District
USD	— Unified School District
VA	— Veterans Administration
VRDD	— Variable Rate Daily Demand
VRDO	— Variable Rate Demand Obligation
VRWE	— Variable Rate Wednesday Demand
XLCA	— XL Capital Assurance

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	Organization and Significant Accounting Policies

Managed Municipals Portfolio Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation.  Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities, for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith at fair value by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts.  The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instruments, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.	Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$50,139,091
Gross unrealized depreciation	(5,191,772)

Net unrealized appreciation	$44,947,319

At February 28, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Treasury Bonds	2,305	3/05	$253,336,446	$260,681,094	$(7,344,648)
U.S. Treasury Bonds	140	6/05	15,853,906	15,728,125	125,781

Net Unrealized Loss					$(7,218,867)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Municipals Portfolio Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	April 27, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	April 27, 2005